Statement of Financial Position - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 35,780,000	$ 41,636,000
Accounts receivable	207,636,000	216,201,000
Other receivables	118,000	47,000
Prepaid expenses	31,164,000	35,589,000
Income taxes recoverable	0	1,646,000
Restricted cash	542,000	521,000
Other assets	0	0
Total current assets	275,240,000	295,640,000
NET ASSETS HELD FOR SALE	0	61,016,000
OTHER RECEIVABLES	2,343,000	5,460,000
FUNDED LANDFILL POST-CLOSURE COSTS	10,145,000	11,365,000
INTANGIBLES	176,973,000	165,929,000
GOODWILL	886,911,000	937,294,000
LANDFILL DEVELOPMENT ASSETS	15,067,000	14,463,000
DEFERRED FINANCING COSTS	15,017,000	14,417,000
CAPITAL ASSETS	929,111,000	928,550,000
LANDFILL ASSETS	932,595,000	936,095,000
INVESTMENTS	748,000	892,000
OTHER ASSETS	759,000	5,315,000
TOTAL ASSETS	3,244,909,000	3,376,436,000
LIABILITIES
Accounts payable	98,614,000	86,825,000
Accrued charges	139,988,000	174,331,000
Dividends payable	13,425,000	15,517,000
Income taxes payable	3,175,000	5,933,000
Deferred revenues	16,340,000	16,323,000
Current portion of long-term debt	494,000	5,428,000
Landfill closure and post-closure costs	10,717,000	9,519,000
Other liabilities	17,394,000	16,558,000
Liabilities, Current	300,147,000	330,434,000
LONG-TERM DEBT	1,550,226,000	1,552,617,000
LANDFILL CLOSURE AND POST-CLOSURE COSTS	115,195,000	120,626,000
OTHER LIABILITIES	20,474,000	17,118,000
DEFERRED INCOME TAXES	129,970,000	126,848,000
TOTAL LIABILITIES	$ 2,116,012,000	$ 2,147,643,000
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares	$ 1,691,963,000	$ 1,734,372,000
Restricted shares	(12,461,000)	(9,184,000)
Additional paid in capital	7,015,000	4,023,000
Accumulated deficit	(360,948,000)	(377,172,000)
Accumulated other comprehensive loss	(196,672,000)	(123,246,000)
Total shareholders' equity	1,128,897,000	1,228,793,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,244,909,000	$ 3,376,436,000